                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113

                       UBS Juniper Crossover Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                     UBS JUNIPER CROSSOVER FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                                 YEAR ENDED
                                             DECEMBER 31, 2010

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
                                     UBS JUNIPER CROSSOVER FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                                 YEAR ENDED
                                             DECEMBER 31, 2010


                                                  CONTENTS

Report of Independent Registered Public Accounting Firm ..............................................    1
Statement of Assets, Liabilities and Members' Capital ................................................    2
Statement of Operations ..............................................................................    3
Statements of Changes in Members' Capital ............................................................    4
Statement of Cash Flows ..............................................................................    5
Financial Highlights ... .............................................................................    6
Notes to Financial Statements ........................................................................    7
Schedule of Portfolio Investments ....................................................................   16

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
(ERNST & YOUNG LOGO)                                                    Ernst & Young LLP
                                                                        5 Times Square
                                                                        New York, New York  10036-6530

                                                                        Tel: (212) 773-3000

                          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Juniper Crossover Fund, L.L.C.

We have audited the  accompanying  statement  of assets,  liabilities  and members'  capital of UBS Juniper
Crossover Fund, L.L.C. (the "Fund"),  including the schedule of portfolio  investments,  as of December 31,
2010, and the related  statements of operations  and cash flows for the year then ended,  the statements of changes  in  members'  capital  for each of the two  years in the  period  then  ended,  and the  financial highlights for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company  Accounting  Oversight Board
(United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not  engaged to perform  an audit of the Fund's  internal  control  over  financial  reporting.  Our audits included  consideration  of internal  control  over  financial  reporting  as a basis for  designing  audit procedures that are appropriate in the  circumstances,  but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also  includes  examining,  on a test  basis,  evidence  supporting  the amounts and the disclosures in the financial statements and financial highlights,  assessing the accounting principles used and significant estimates made by management,  and evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian  and brokers or by other  appropriate  auditing  procedures  where  replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material  respects,  the financial position of UBS Juniper Crossover Fund, L.L.C. at December 31, 2010, the
results of its operations and its cash flows for the year then ended,  the changes in its members'  capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                                        (ERNST & YOUNG LLP)

February 24, 2011

                               A member firm of Ernst & Young Global Limited


                                                                                                          1

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
                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $14,464,853)                                 $    16,447,174
Cash and cash equivalents                                                                         4,692,831
Receivable for milestones                                                                         1,058,020
Interest receivable                                                                                     187
Other assets                                                                                         10,500
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                     22,208,712
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Professional fees payable                                                                           203,724
Management Fee payable                                                                               27,374
Shareholder servicing fee payable                                                                     8,111
Custody fee payable                                                                                   5,400
Administration fee payable                                                                            4,477
Other liabilities                                                                                     3,500
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                   252,586
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                            $    21,956,126
-----------------------------------------------------------------------------------------------------------

MEMBER'S CAPITAL

Represented by:
Net capital contributions                                                                   $    19,973,805
Accumulated net unrealized appreciation/(depreciation) on investments in securities               1,982,321
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                            $    21,956,126
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          2

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                                    STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                    $         2,826
Other income                                                                                          6,517
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                               9,343
-----------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                      362,426
Professional fees                                                                                   322,962
Shareholder servicing fee                                                                           107,385
Printing fees                                                                                        80,384
Directors' fees                                                                                      54,273
Custody fee                                                                                          19,331
Administration fee                                                                                   16,055
Insurance and other expenses                                                                         73,244
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    1,036,060
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                              (1,026,717)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
 Investments in securities and milestones                                                         2,410,936
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                       (5,758,094)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                           (3,347,158)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $    (4,373,875)
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          3

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010

-----------------------------------------------------------------------------------------------------------
                                                               ADVISER          MEMBERS           TOTAL
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                        $     602,315   $    37,627,389   $   38,229,704

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                     (5,647)       (1,171,447)      (1,177,094)
 Net realized gain/(loss) from investments in securities
      and milestones                                             (45,905)       (2,835,236)      (2,881,141)
 Net change in unrealized appreciation/depreciation on
      investments in securities                                   74,332         4,584,199        4,658,531
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                        22,780           577,516          600,296
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' distributions                              (103,944)       (6,396,055)      (6,499,999)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                            (103,944)       (6,396,055)      (6,499,999)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                      $     521,151   $    31,808,850   $   32,330,001
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                     (9,763)       (1,016,954)      (1,026,717)
 Net realized gain/(loss) from investments in securities
      and milestones                                              37,919         2,373,017        2,410,936
 Net change in unrealized appreciation/depreciation on
      investments in securities                                  (93,556)       (5,664,538)      (5,758,094)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                       (65,400)       (4,308,475)      (4,373,875)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' distributions                               (96,925)       (5,903,075)      (6,000,000)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
   FROM CAPITAL TRANSACTIONS                                     (96,925)       (5,903,075)      (6,000,000)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                      $     358,826   $    21,597,300   $   21,956,126
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          4

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                                    STATEMENT OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                                   $     (4,373,875)
Adjustments to reconcile net decrease in members' capital from operations to net cash provided by operating activities:
  Purchases of investments                                                                         (484,140)
  Proceeds from disposition of investments                                                        2,675,348
  Net realized (gain)/loss from investments in securities                                        (1,933,486)
  Net change in unrealized appreciation/depreciation on investments in securities                 5,758,094
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Interest receivable                                                                                 113
    Investments sold, not settled                                                                   621,066
    Receivable for milestones                                                                     1,520,752
    Other assets                                                                                      2,287
   Increase (decrease) in liabilities:
    Administration fee payable                                                                         (289)
    Custody fee payable                                                                               5,400
    Management Fee payable                                                                           (8,932)
    Professional fees payable                                                                         3,978
    Shareholder servicing fees payable                                                               (2,646)
    Other liabilities                                                                                (2,728)
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         3,780,942

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser distributions, including change in distributions payable                                    (96,925)
Members' distributions, including change in distributions payable                                (5,903,075)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                            (6,000,000)

Net decrease in cash and cash equivalents                                                        (2,219,058)
Cash and cash equivalents - beginning of year                                                     6,911,889
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS - END OF YEAR                                                    $      4,692,831
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          5

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

          The  following  represents  the  ratios  to  average  members'  capital  and  other  supplemental information for all Members, excluding the Adviser, for the periods indicated.

          An individual  Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                      2010          2009          2008          2007           2006
                                      ----          ----          ----          ----           ----
Ratio of net investment
income/(loss) to average
members' capital (a)                 (3.81%)       (3.41%)      (0.52%)         0.76%          0.10%

Ratio of total expenses to
average members' capital
before Incentive Allocation (a)       3.85%         3.43%        2.94%          2.31%          2.14%

Ratio of total expenses to
average members' capital after
Incentive Allocation (a)              3.85%         3.43%        2.94%          4.56%          2.66%

Portfolio turnover rate               2.43%         0.45%        5.83%         50.20%         25.03%

Total return before Incentive
Allocation (b)                      (16.83%)        1.55%       (4.32%)        14.34%          4.73%

Total return after Incentive
Allocation (c)                      (16.83%)        1.55%       (4.32%)        11.47%          4.20%

Members' capital at end of year
(including the Adviser)           $21,956,126   $32,330,001   $38,229,704   $122,383,932   $139,118,093

(a) The average members' capital used in the above ratios is calculated using pre-tender  members' capital, excluding the Adviser.

(b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          6

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                              NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  ORGANIZATION

    UBS Juniper  Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered  under the Investment  Company Act of 1940, as amended (the "1940 Act") as a closed-end,  non-diversified management investment company. The Fund's investment  objective  is to seek  long-term  capital  appreciation.  The Fund  pursues its  investment objective by investing  primarily in equity and equity related  securities of public and private health sciences  companies  worldwide,  with an emphasis on companies in the biotechnology and  pharmaceutical sectors.  The Fund will invest in publicly marketable  securities and up to 30% of its assets (measured at the time of purchase) in non-marketable  securities.  Of its public securities,  the Fund expects to invest principally in the public securities of large  capitalization  public companies and, to a lesser extent,  small and medium-sized  public companies.  Private  securities  typically will be purchased in negotiated  transactions  and will include among  others,  common  stock,  preferred  stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

    The Fund's Board of Directors (the "Directors") approved the formal liquidation of the Fund in December
    2007, and as such, the Fund is proceeding  with a gradual  liquidation of its portfolio of investments.
    It is  anticipated  that this  liquidation  will take place over a number of years as its private stock investments  are either sold or their value is realized in either an initial  public  offering or other liquidating  transaction.  As a result of the approved liquidation plan,  subscriptions and repurchases into the Fund have been suspended.

    For the year ended December 31, 2010, the Fund sold  investments for total proceeds of $2,675,348.  The cost of the  securities  sold was $741,862 and the  December 31, 2009 fair value was  $2,033,477.  This resulted in an increase to the Member's Capital of the Fund of $641,871 from December 31, 2009 which is reported as part of net realized and unrealized  gain in the Fund's  financial  statements for the year ended December 31, 2010. Based in part on these proceeds received,  the Fund distributed  $6,000,000 to its members (the "Members") in April 2010.

    The Fund's  Directors  have overall  responsibility  to manage and control the business  affairs of the
    Fund,  including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C.
    (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

    As of September 30, 2010,  pursuant to an Assignment  and  Assumption  Agreement,  the role of managing member of the joint venture of the Adviser (described below), along with the applicable capital balance in the  fund,  was  transferred  from  UBS  Fund  Advisor,  L.L.C.  ("UBSFA")  to UBS  Alternative  and
    Quantitative  Investments  LLC  ("UBS  A&Q").  UBS A&Q is a wholly  owned  subsidiary  of UBS AG and is registered  as an  investment  adviser  under the  Investment  Advisers  Act of 1940,  as amended  (the
    "Advisers Act").


                                                                                                          7

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

    The Adviser is a joint venture between UBS A&Q and OrbiMed  Advisors,  L.L.C.  ("OrbiMed").  Investment
    professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBS A&Q's  personnel.  OrbiMed is also  registered as an investment  adviser under the
    Advisers Act.

    Previously, the Adviser was a joint venture between UBSFA and OrbiMed. UBSFA was the managing member of the Adviser and is a wholly-owned subsidiary of UBS Americas,  Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Advisers Act.

2.  NEW ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial  Accounting  Standards  Board ("FASB")  issued  Codification  Accounting
    Standards Update No. 2010-06,  IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU
    2010-06  amends  Topic  820,  FAIR VALUE  MEASUREMENTS  AND  DISCLOSURES  to add new  requirements  for disclosures  about transfers into and out of Levels 1 and 2, and separate  disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation  for the classes of assets and liabilities and the disclosures  about the inputs and valuation  techniques used to measure fair value.  ASU 2010-06 is effective  for the  interim  and annual  periods  beginning  after  December  15,  2009 and for periods beginning  after  December  15, 2010 for the new Level 3  disclosures.  The adoption of ASU 2010-06 new disclosures  and  clarification  of existing  disclosures  did not have a material impact on the Fund's financial statements.

3.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    The Fund values its investments at fair value, in accordance with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

    LEVEL 1--quoted prices in active markets for identical securities.
    LEVEL 2--other significant observable inputs (including quoted prices for similar securities,  interest rates, prepayment spreads,  credit risk, etc.)
    LEVEL  3--significant  unobservable  inputs  (including  the  Fund's  own  assumptions  and  indicative non-binding broker quotes.)


                                                                                                          8

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
                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    The Fund  recognizes  transfers into and out of the levels  indicated above at the end of the reporting period. There were no such transfers at December 31, 2010.

    GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that  indicate  a  transaction  with  regards  to such an asset or  liability  is not  orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities.  Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures  about fair value  measurements are provided.  Fair value  measurement  disclosure for each class of assets and  liabilities  requires  greater  disaggregation  than the Fund's  line items in the
    Statement of Assets,  Liabilities and Members' Capital. The Fund determines the appropriate classes for those  disclosures  on the  basis of the  nature  and risks of the  assets  and  liabilities  and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

    For assets and  liabilities  measured at fair value on a recurring  basis  during the period,  the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and  liabilities,  as well as a  reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

    A breakdown of the Fund's portfolio into the fair value  measurement  levels can be found in the tables following the Schedule of Portfolio Investments.

    Net asset value of the Fund is  determined by the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation  principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    Securities  traded on a foreign  securities  exchange  are  valued at their  last  sales  prices on the exchange  where such  securities  are  primarily  traded,  or in the  absence  of a reported  sale on a particular day, at the average of the final bid and ask prices as of the measurement date.

    Domestic  exchange traded  securities and securities  included in the NASDAQ National Market System are valued at their last  composite  sales prices as reported on the exchanges  where such  securities  are traded.  If no trade took place,  the  securities are valued using the average of the final bid and ask prices as of the measurement date.


                                                                                                          9

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    When the Fund  purchases  restricted  securities  of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect  contractual or legal  restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.  The
    Fund did not hold any PIPEs at December 31, 2010.

    Private securities including warrants are valued pursuant to the Fund's valuation  procedures.  In such situations,  the Fund's  investments  are valued in a manner  that the  Adviser,  following  procedures approved by the Directors, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors  including,  but not limited to, the portfolio  company's  operating  performance and financial condition and general market conditions  that  could  impact  the  valuation.  When an  external  event  occurs,  such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the debt and equity  securities.  The Fund periodically reviews the valuation of its portfolio  companies that have not been involved in a qualifying  external event to determine if the  enterprise  value of the portfolio  company may have  increased or decreased since the last  valuation  measurement  date.  The Fund may consider,  but is not limited to,  industry valuation  methods such as price to enterprise value or price to equity ratios,  discounted cash flows, valuation  comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. Due to these factors, the Fund classifies these securities as Level 3 positions.  Private securities in the amount of $14,435,506 were fair valued by the Adviser at December
    31, 2010.

    If market quotations are not readily  available,  the fair value of the securities  described above are determined  in good faith by, or under the  supervision  of, the  Directors  in  consultation  with the
    Adviser.

    The valuation  process  described above  represents a good faith  approximation of the fair value of an asset  and is used  where  there is no  public  market or  possibly  no  market at all for a  company's securities.  The fair value established may differ  significantly  from the values that would have been used had a ready market for the securities existed and the differences could be material.  In addition, changes in the market  environment and other events that may occur over the life of the investments may cause the gains or losses ultimately  realized on these investments to be different than the valuations currently assigned.

    All assets and liabilities  initially  expressed in foreign  currencies are converted into U.S. dollars using  foreign  exchange  rates  provided by a pricing  service  compiled as of 4:00 p.m.  London time.
    Trading in foreign securities generally is completed, and the values of such securities are determined, prior to


                                                                                                         10

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    the close of securities  markets in the U.S.  Foreign  exchange rates are also determined prior to such close. The Fund had no such foreign  securities or other assets and liabilities valued by the Directors at December 31, 2010.

    The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

    B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend  date basis.  Interest income and expenses are recorded on the
    accrual  basis.  Premiums  and  discounts  on  debt  securities  are   amortized/accreted  to  interest
    expense/income  using the  effective  yield  method.  Realized  gains and losses  from  investments  in securities are calculated on the identified cost basis.

    C.  FUND EXPENSES

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account; legal fees;
    accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value,  including valuation services provided by third parties; costs of insurance;  registration expenses;  organization costs; due diligence,  including travel and related  expenses;  expenses of meetings of Directors;  all costs with respect to communications to Members; and other types of expenses approved by the Directors.

    D.  INCOME TAXES

    The  Fund  has  reclassified  $1,026,717  and  $2,410,936  from  accumulated  net  investment  loss and
    accumulated  net  realized  gain  from   investments  in  securities  and  milestones  to  net  capital contributions  during the year ended  December 31, 2010.  The  reclassification  was to reflect,  as an adjustment  to net  contributions,  the  amount  of  estimated  taxable  income  or loss that have been allocated to the Fund's Members as of December 31, 2010 and had no effect on members' capital.

    The Fund files income tax returns in the U.S. federal  jurisdiction and applicable  states.  Management has  analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the


                                                                                                         11
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

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  INCOME TAXES (CONTINUED)

    Fund's  financial  statements.  The Fund's federal and state income tax returns for tax years for which the  applicable  statutes of  limitations  have not expired are subject to  examination by the Internal
    Revenue Service and state departments of revenue.  The Fund recognizes interest and penalties,  if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

    Each  Member is  individually  required to report on its own tax return its  distributive  share of the
    Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash  equivalents  consist of monies invested in a PFPC Trust Company account which pays money market  rates and are  accounted  for at cost plus  accrued  interest,  which is  included  in interest receivable on the  Statement of Assets,  Liabilities  and Members'  Capital.  Such cash, at times,  may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

    F.  USE OF ESTIMATES

    The preparation of financial  statements in conformity with GAAP requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and  liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from operations  during the reporting  period.  Actual results could differ from those estimates.

4.  RELATED PARTY TRANSACTIONS

    UBS A&Q provides certain management and  administrative  services to the Fund,  including,  among other things, providing office space and other support services. In consideration for such services, the Fund pays UBS A&Q a monthly  management fee (the "Management  Fee") at an annual rate of 1.35% of the Fund's members'  capital,  excluding the capital account  attributable to UBS A&Q, the Adviser and the Special
    Advisory  Account  (the capital  account  established  for  crediting  any  incentive  allocation  (the
    "Incentive  Allocation") due to the Adviser, as described below). The Management Fee is paid to UBS A&Q out of the Fund's assets and debited against the Members' capital accounts,  excluding the Adviser's or
    Special Advisory Account. A portion of the Management Fee is paid by UBS A&Q to OrbiMed.


                                                                                                         12


                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  RELATED PARTY TRANSACTIONS (CONTINUED)

    UBS Financial Services Inc. ("UBS FSI"), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund.  The Fund pays a  shareholder  servicing  fee to UBS A&Q and to other brokers or dealers that have entered into  shareholder  servicing  agreements  with the Fund at the annual rate of 0.40% of the outstanding  interests  owned by their  customers.  Sales loads  charged on  contributions  are debited against the  contribution  amounts,  to arrive at a net  subscription  amount.  The sales load does not constitute assets of the Fund.

    The Fund may execute  portfolio  transactions  through UBS FSI and its  affiliates.  For the year ended
    December 31, 2010, UBS FSI and its affiliates did not execute  portfolio  transactions on behalf of the
    Fund.

    The net  increase or  decrease in members'  capital  derived  from  operations  (net income or loss) is initially  allocated  to the  capital  accounts  of all  Members  on a pro-rata  basis,  other than the
    Management Fee which is similarly  allocated to all Members other than the Adviser, as described above.
    Upon a Member's  withdrawal  and generally on December 31st of each year, the Adviser is entitled to an
    Incentive  Allocation of 20% of the net profits  (defined as net increase in members'  capital  derived from  operations),  if any,  that would have been  credited to the  Member's  capital  account for such period. For purposes of calculating the Incentive Allocation,  net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of
    Interests),  any unrealized  appreciation in private  securities will be taken into account only to the extent of unrealized  depreciation in private  securities.  The Incentive  Allocation is made only with respect to net profits  that exceed any net losses  previously  debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive  Allocation  for the year ended December 31, 2010 or the year ended December 31, 2009.
    The Incentive  Allocation is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

    Each  Director  of the Fund  receives a retainer of $7,500 plus a fee for each  meeting  attended.  The
    Chairman of the Board of Directors  and the  Chairman of the Audit  Committee of the Board of Directors
    each receive an additional annual retainer in the amounts of $10,000 and $15,000,  respectively.  These additional  annual  retainer  amounts  are paid for by the Fund on a pro-rata  basis with ten other UBS funds  where UBS A&Q is the  investment  adviser.  All  Directors  are  reimbursed  by the Fund for all reasonable out-of-pocket expenses.

    As described in the private placement memorandum,  certain brokerage  arrangements provide that OrbiMed receives soft dollar credits related to brokerage  commissions paid by the Fund and other clients. Such credits  can be used by OrbiMed  for  research  and  related  services  that would then be paid for, or provided  by, the broker.  The  research  services  obtained by OrbiMed  through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.


                                                                                                         13

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

5.  ADMINISTRATION AND CUSTODY FEES

    PFPC Trust Company,  which will be renamed BNY Mellon Investment Servicing Trust Company effective July
    1, 2011, serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.  The Custodian  entered into a service  agreement  whereby PNC Bank,  NA provides  securities clearance functions.

    On July 1, 2010,  the PNC  Financial  Services  Group,  Inc. sold the  outstanding  stock of PNC Global
    Investment  Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC
    Global Investment  Servicing (U.S.), Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
    ("BNY  Mellon").  BNY Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity provides certain administrative,  accounting, record keeping, tax and Member related services.
    BNY Mellon  receives a monthly fee primarily  based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates,  not to exceed on an annual  basis  0.15% of the  average net assets of the Fund.  Additionally,  the Fund  reimburses certain out of pocket expenses incurred by BNY Mellon.

6.  SECURITIES TRANSACTIONS

    Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31,
    2010 amounted to $484,140 and $2,675,348, respectively.

    At December 31, 2010, the cost of investment for federal income tax purposes was substantially the same as the cost for financial  reporting purposes.  Accumulated net unrealized  appreciation on investments was $1,982,321, consisting of $3,942,662, gross unrealized appreciation and $1,960,341 gross unrealized depreciation.

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

    In the normal  course of business,  the Fund may trade  various  financial  instruments  and enter into various investment  activities with off-balance sheet risk. These financial instruments include forward contracts,  options,  warrants,  and securities  sold, not yet purchased.  Generally,  these  financial instruments  represent future  commitments to purchase or sell other financial  instruments at specific terms at specified future dates.

    Each of these financial  instruments  contain varying degrees of off-balance sheet risk whereby changes in the fair  value of the  securities  underlying  the  financial  instruments  may be in excess of the amounts  recognized in the Statement of Assets,  Liabilities and Members'  Capital.  The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the


                                                                                                         14
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


                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK
    (CONTINUED)

    settlement of foreign denominated security  transactions.  During the year ended December 31, 2010, the
    Fund did not trade any forward  contracts,  engage in option  transactions or securities  sold, not yet purchased. The Fund held warrants at December 31, 2010.

8.  RECEIVABLE FOR MILESTONES

    The Fund's  receivable  for  milestones  represent  contractual  amounts to be received  when  licensed products achieve certain developmental  milestones.  The total represents estimated contractual amounts due from licensed products from Adiana, Inc. of $548,543, Biosynexus, Inc. of $184,388, Cerexa, Inc. of
    $107,000,  Lumicyte,  Inc. of $3,060 and Sapphire  Therapeutics,  Inc. of $215,029.  The Fund  recorded realized gains associated with the change in estimated milestones of $477,450, which is included in net realized gain/(loss) from investments in securities and milestones on the Statement of Operations.

9.  INDEMNIFICATION

    In the  ordinary  course of business,  the Fund may enter into  contracts  or  agreements  that contain indemnifications  or  warranties.  Future  events  could  occur  that  lead to the  execution  of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.


                                                                                                         15

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                          SCHEDULE OF PORTFOLIO INVESTMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

            INVESTMENTS IN SECURITIES (74.91%)
            ----------------------------------
  SHARES                                                                                      FAIR VALUE
-----------------------------------------------------------------------------------------------------------
            COMMON STOCK (9.16%)
            --------------------
            PATIENT MONITORING EQUIPMENT (9.16%)
  129,785   Insulet Corp. *                                                               $       2,011,668
                                                                                          -----------------
            TOTAL COMMON STOCK (Cost $1,240,901)                                                  2,011,668
                                                                                          -----------------
            PREFERRED STOCKS (65.57%)
            -------------------------
            DRUG DISCOVERY/DRUG DEVELOPMENT (48.65%)
    2,888   Acceleron Pharmaceuticals, Inc., Common *,(a)                                             8,615
  558,964   Acceleron Pharmaceuticals, Inc., Series B *,(a)                                       1,667,389
   86,977   Acceleron Pharmaceuticals, Inc., Series C *,(a)                                         259,452
   11,624   Acceleron Pharmaceuticals, Inc., Series D *,(a)                                          34,674
   52,413   Acceleron Pharmaceuticals, Inc., Series E *,(a)                                         156,348
  162,312   Cerimon Pharmaceuticals, Inc. *,(a)                                                      21,669
  164,424   Cerimon Pharmaceuticals, Inc., Series A *,(a)                                            21,951
1,574,345   ChemoCentryx, Inc., Series B *,(a)                                                    4,927,448
  242,674   ChemoCentryx, Inc., Series C *,(a)                                                      759,531
    1,300   superDimension, Ltd., Series B *,(a)                                                    649,520
   13,016   superDimension, Ltd., Series C-1 *,(a)                                                  167,091
  134,026   superDimension, Ltd., Series C-2 *,(a)                                                1,720,536
    7,369   superDimension, Ltd., Series E-1 *,(a)                                                  157,918
    6,029   superDimension, Ltd., Series E-2 *,(a)                                                  129,201
                                                                                          -----------------
                                                                                                 10,681,343
                                                                                          -----------------
            MEDICAL - BIOMEDICAL/GENETICS (4.12%)
  316,091   Macrogenics, Inc., Series A *,(a)                                                        97,851
  982,489   Macrogenics, Inc., Series B *,(a)                                                       304,145
1,504,459   Macrogenics, Inc., Series C *,(a)                                                       465,728
  121,182   Macrogenics, Inc., Series D *,(a)                                                        37,514
                                                                                          -----------------
                                                                                                    905,238
                                                                                          -----------------
            RESEARCH PRODUCT/TECHNOLOGY PLATFORM (12.80%)
  376,770   Amnis Corp., Series C-1 *,(a)                                                           196,869
2,438,743   Amnis Corp., Series C-2 *,(a)                                                         1,274,289
  140,462   Amnis Corp., Series D *,(a)                                                             126,565
  827,267   Supernus Pharmaceuticals, Inc., Series A *,(a)                                        1,211,202
                                                                                          -----------------
                                                                                                  2,808,925
                                                                                          -----------------
            TOTAL PREFERRED STOCKS (Cost $13,223,952)                                            14,395,506
                                                                                          -----------------
            WARRANTS (0.18%)
            ----------------
            DRUG DISCOVERY/DRUG DEVELOPMENT (0.18%)
   55,979   Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *,(a)                                   40,000
    1,842   superDimension, Ltd., Series E1, $21.43, 06/29/20 *,(a)                                      --
    1,507   superDimension, Ltd., Series E2, $21.43, 06/29/20 *,(a)                                      --
                                                                                          -----------------
                                                                                                     40,000
                                                                                          -----------------
            MEDICAL - BIOMEDICAL/GENETICS (0.00%)
    9,089   Macrogenics, Inc., $0.65, 09/24/18 *,(a)                                                     --
                                                                                          -----------------
            TOTAL WARRANTS (Cost $--)                                                                40,000
                                                                                          -----------------
            TOTAL INVESTMENTS IN SECURITIES (Cost $14,464,853)                                   16,447,174
                                                                                          -----------------

                The preceding notes are an integral part of these financial statements.


                                                                                                         16

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

                                                                                              FAIR VALUE
                                                                                          -----------------
TOTAL INVESTMENTS IN SECURITIES -- 74.91%                                                 $      16,447,174
                                                                                          -----------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 25.09%                                             5,508,952
                                                                                          -----------------
TOTAL MEMBERS' CAPITAL -- 100.00%                                                         $      21,956,126
                                                                                          =================

Percentages shown represent a percentage of members' capital as of December 31, 2010.

*   Non-income producing security.

(a) Private  equity  investment  valued at fair value.  The fair value of private  investments  amounted to
    $14,435,506 which represented 65.75% of the members' capital at December 31, 2010.


The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE
-----------------------------------------------------------------------------------------------------------


                                               TOTAL FAIR
                                                VALUE AT
                                              DECEMBER 31,      LEVEL 1         LEVEL 2           LEVEL 3
DESCRIPTION                                       2010
-----------------------------------------------------------------------------------------------------------
Investments in Securities
    Common Stock
       Patient Monitoring Equipment           $  2,011,668   $  2,011,668   $           --   $           --
                                              -------------------------------------------------------------
    TOTAL COMMON STOCK                           2,011,668      2,011,668               --               --
                                              -------------------------------------------------------------
    Preferred Stocks
       Drug Discovery/Drug Development          10,681,343             --               --       10,681,343
       Medical - Biomedical/Genetics               905,238             --               --          905,238
       Research Product/Technology Platform      2,808,925             --               --        2,808,925
                                              -------------------------------------------------------------
    TOTAL PREFERRED STOCKS                      14,395,506             --               --       14,395,506
                                              -------------------------------------------------------------
    Warrants
       Drug Discovery/Drug Development              40,000             --               --           40,000
       Medical - Biomedical/Genetics                    --             --               --               --
                                              -------------------------------------------------------------
    TOTAL WARRANTS                                  40,000             --               --           40,000
                                              -------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES               $ 16,447,174   $  2,011,668   $           --   $   14,435,506
                                              =============================================================
TOTAL ASSETS                                  $ 16,447,174   $  2,011,668   $           --   $   14,435,506
                                              -------------------------------------------------------------

                  The preceding notes are an integral part of these financial statements.


                                                                                                         17

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                      CHANGE IN
                                              ACCRUED    REALIZED     UNREALIZED        NET       TRANSFERS IN
                            BALANCE AS OF    DISCOUNTS     GAIN/    APPRECIATION/   PURCHASES/   AND/OR OUT OF     BALANCE AS OF
DESCRIPTION              DECEMBER 31, 2009   /PREMIUMS     (LOSS)    DEPRECIATION     (SALES)        LEVEL 3     DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS

Drug Discovery/Drug
Development              $      14,159,960   $      --   $     --   $  (3,962,757)  $  484,140   $          --   $      10,681,343

Medical -
Biomedical/Genetics              2,011,639          --         --      (1,106,401)          --              --             905,238

Research
Product/Technology
Platform                         2,404,584          --         --         404,341           --              --           2,808,925
                         ---------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS          18,576,183          --         --      (4,664,817)     484,140              --          14,395,506
                         ---------------------------------------------------------------------------------------------------------
WARRANTS

Drug Discovery/Drug
Development                             --          --         --          40,000           --              --              40,000
Medical -
Biomedical/Genetics                     --          --         --              --           --              --                  --
                         ---------------------------------------------------------------------------------------------------------
TOTAL WARRANTS                          --          --         --          40,000           --              --              40,000
                         ---------------------------------------------------------------------------------------------------------

ENDING BALANCE           $      18,576,183   $      --   $     --   $  (4,624,817)  $  484,140   $          --       $  14,435,506
                         =========================================================================================================

     Net change in unrealized  appreciation/(depreciation)  on Level 3 assets still held as of December 31, 2010 is $(4,624,817).

                  The preceding notes are an integral part of these financial statements.


                                                                                                         18

                               UBS JUNIPER CROSSOVER FUND, L.L.C. (UNAUDITED)

     The Directors  (including the Independent  Directors) last evaluated the Investment Advisory Agreement at a meeting on September  16, 2010.  The  Directors  met in an  executive  session  during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment
Advisory Agreement.  The Directors reviewed materials furnished by and concerning UBS Fund Advisor,  L.L.C.
("UBSFA"),  including  information  regarding its affiliates  and its  personnel,  operations and financial condition,  as well as information regarding UBS Juniper Management,  L.L.C., the Fund's investment adviser
(the "Adviser") of which UBSFA is the managing member.  The Directors also reviewed  information  regarding
UBS Alternative and Quantitative Investments LLC ("UBS A&Q"), its affiliates and its personnel,  operations and financial  condition in light of the transfer of UBSFA's managing membership interest in the Adviser to
UBS A&Q as of October 1, 2010. Tables indicating comparative fee information,  and comparative  performance information,  as well as a summary  financial  analysis  for the Fund,  were also  included  in the meeting materials and were reviewed and discussed.  The Directors  discussed with  representatives of UBSFA and UBS
A&Q the Fund's operations and UBS A&Q's ability to provide advisory and other services to the Fund.

     The Directors reviewed,  among other things, the nature of the advisory services to be provided to the
Fund by the Adviser,  including its investment  process,  and the experience of the investment advisory and other  personnel  proposing to provide  services to the Fund.  The  Directors  discussed the ability of the
Adviser to manage the Fund's  investments in accordance  with the Fund's stated  investment  objectives and policies,  as well as the  services  to be provided by UBS A&Q to the Fund,  including  administrative  and compliance  services,  oversight of Fund accounting,  marketing  services,  assistance in meeting legal and regulatory  requirements  and  other  services  necessary  for the  operation  of the Fund.  The  Directors acknowledged the Adviser's  employment of highly skilled  investment  professionals,  research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the
Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and
UBS Financial  Services Inc.  Accordingly,  the Directors  felt that the quality of service  offered by the
Adviser to the Fund was  appropriate,  and that UBS A&Q's personnel had sufficient  expertise to manage the
Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment  companies  presented by UBSFA which had objectives and strategies similar to those of the
Fund and which are managed by other,  third-party  investment advisers  ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment  restrictions under the  Investment  Company  Act of 1940,  as  amended,  that are  applicable  to the Fund and which can adversely affect the Fund's performance  relative to that of its Comparable Funds. The Directors recognized that the Fund was being wound down, that the liquid portion of its portfolio had been sold and the proceeds thereof  distributed  to investors and that only the illiquid  privately-placed  investment  portion of the
Fund's portfolio remained.  Additionally,  the Directors observed that although the Fund's 2010 performance as of June 30,  2010  lagged the  median  performance  of the  Comparable  Funds,  it  exceeded  the median performance of the relevant indexes (HFRI EH:  Technology/Healthcare  Index, S&P 500 DRI, Lipper Healthcare
and Biotech Index, AMEX Biotech Index (BTK) and


AMEX  Pharmaceutical  Index (DRG)). The Board also noted that the Fund's performance for the three- and five-year periods ended June 30, 2010 exceeded the median performance of the relevant indexes.

     The Directors  also compared the volatility of the Fund to that of its  Comparable  Funds.  They noted
that for the three- and five-year  periods ended June 30, 2010, the Fund's  volatility was below the median volatility of the Comparable Funds and relevant indexes.

     The Directors  considered  the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable  Funds, and as compared to the management and incentive fees charged  by UBSFA  and its  affiliates  for  other  UBS  alternative  investment  products.  The  Directors specifically  noted that if the Fund was not fully  liquidated and dissolved by September  2011, they would consider  whether a  reduction  in the Fund's  management  fee would be  appropriate.  Notwithstanding  the foregoing,  the information  presented to the Directors  showed that although the combination of the Fund's management  fee and service fee was above the median  management fee of the  Comparable  Funds,  the Fund's incentive fee was equal to the lowest incentive fee being charged to the Comparable Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative  investment  products,  it was noted that although the combination of the Fund's management fee and service fee was equal to the highest  management  fee being charged to the  single-manager  funds,  the
Fund's  incentive fee was equal to the incentive fee being charged to the other  single-manager  funds.  In light of the foregoing,  the Directors felt that the  combination of management fee and incentive fee being charged to the Fund was  appropriate  and was within the overall  range of the fees paid by the  Comparable
Funds and other relevant UBS alternative investment products.

     The Directors also considered the  profitability  to UBSFA or UBS A&Q, as the case may be, both before payment to brokers and after payment to brokers and  concluded  that the profits to be realized by UBSFA or
UBS A&Q, as the case may be, and their affiliates under the Fund's Investment  Advisory  Agreement and from other  relationships  between  the Fund and UBSFA or UBS A&Q,  as the case may be,  were within a range the
Directors  considered  reasonable and appropriate.  The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined  that the fees under the  Investment  Advisory  Agreement  did not  constitute  fees that are so disproportionally  large as to bear no reasonable  relationship to the services rendered and that could not have been the  product  of arm's  length  bargaining,  and  concluded  that the fees were  reasonable.  The
Directors  concluded  that approval of the Investment  Advisory  Agreement was in the best interests of the
Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and  Officers of the Fund as of December  31, 2010 is set forth below. The statement of additional  information (SAI) includes  additional  information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative  Investments LLC
("UBS A&Q") at (888) 793-8637.

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN      OTHER TRUSTEESHIPS/
                                                                                                FUND          DIRECTORSHIPS HELD BY
                                 TERM OF OFFICE                                                COMPLEX          DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND            AND LENGTH OF              PRINCIPAL OCCUPATION(S)         OVERSEEN BY         FUND COMPLEX
POSITION(S) WITH FUNDS           TIME SERVED(1)               DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
----------------------           --------------               -------------------            -----------     -----------------------

                                                        INDEPENDENT DIRECTORS

George W. Gowen (81)           Term -- Indefinite   Law partner of Dunnington, Bartholow          11        None
UBS Alternative and               Length--since     & Miller.
 Quantitative Investments LLC   Commencement of
677 Washington Boulevard           Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)         Term -- Indefinite   Professor of Financial Accounting of          11        None
UBS Alternative and               Length--since     the Graduate School of Business,
 Quantitative Investments LLC     July 1, 2004      Columbia University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)         Term -- Indefinite   General Partner of Sienna Ventures;           11        Director of: Modus Link,
UBS Alternative and               Length--since     General Partner of Blue Rock Capital.                   Inc.; Excelsior Absolute
 Quantitative Investments LLC    June 27, 2008                                                              Return Fund of Funds,
677 Washington Boulevard                                                                                    L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                                 Investors, L.L.C.;
Director                                                                                                    Excelsior LaSalle
                                                                                                            Property Fund, Inc; UST
                                                                                                            Global Private Markets
                                                                                                            Fund, L.L.C.

                                                         INTERESTED DIRECTOR

Meyer Feldberg (68)(3)         Term -- Indefinite   Dean Emeritus and Professor of                58        Director of: Primedia,
UBS Alternative and               Length--since     Management of the Graduate School of                    Inc.; Macy's, Inc.;
 Quantitative Investments LLC   Commencement of     Business, Columbia University; Senior                   Revlon, Inc.; NYC
677 Washington Boulevard           Operations       Advisor for Morgan Stanley.                             Ballet; SAPPI Ltd.
Stamford, Connecticut 06901                                                                                 Advisory Director of
Director                                                                                                    Welsh Carson Anderson &
                                                                                                            Stowe.

                                                  OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)          Term -- Indefinite   Global Head of UBS Alternative and           N/A                    N/A
UBS Alternative and               Length--since     Quantitative Investments LLC since
 Quantitative Investments LLC   October 1, 2010     June 2010. Prior to serving in this
677 Washington Boulevard                            role, he was Deputy Global Head of
Stamford, Connecticut 06901                         UBS Alternative and Quantitative
Principal Executive Officer                         Investments LLC.

Robert F. Aufenanger (57)      Term -- Indefinite   Executive Director of UBS Alternative        N/A                    N/A
UBS Alternative and               Length--since     and Quantitative Investments LLC
 Quantitative Investments LLC     May 1, 2007       since October 2010. Prior to October
677 Washington Boulevard                            2010, Executive Director of UBS
Stamford, Connecticut 06901                         Alternative Investments US from April
Principal Accounting Officer                        2007 to October 2010. Prior to April
                                                    2007, Chief Financial Officer and
                                                    Senior Vice President of Alternative
                                                    Investments Group of U.S. Trust
                                                    Corporation from 2003 to 2007.

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN      OTHER TRUSTEESHIPS/
                                                                                                FUND          DIRECTORSHIPS HELD BY
                                 TERM OF OFFICE                                                COMPLEX          DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND            AND LENGTH OF              PRINCIPAL OCCUPATION(S)         OVERSEEN BY         FUND COMPLEX
POSITION(S) WITH FUNDS           TIME SERVED(1)               DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
----------------------           --------------               -------------------            -----------     -----------------------
Frank S. Pluchino (51)         Term - Indefinite    Executive Director of UBS Alternative        N/A                   N/A
UBS Alternative and              Length--since      and Quantitative Investments LLC
 Quantitative Investments LLC    July 19, 2005      since October 2010. Prior to October
677 Washington Boulevard                            2010, Executive Director of
Stamford, Connecticut 06901                         Compliance of UBS Financial Services
Chief Compliance Officer                            Inc. from 2003 to 2010 and Deputy
                                                    Director of Compliance of UBS
                                                    Financial Services of Puerto Rico Inc.
                                                    from October 2006 to October 2010.

(1)  The Fund commenced operations on October 1, 2000.

(2)  Of the 58  funds/portfolios  in the complex,  47 are advised by an affiliate of UBS Financial  Services  Inc.  ("UBSFS") and 11 comprise the UBS A&Q Family of Funds.

(3)  Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q
     Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and third  quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at  http://www.sec.gov  and may be reviewed or copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Global Asset Management Sales Desk at 888-793-8637.

ITEM 2.  CODE OF ETHICS.

        (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

        (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

        (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

        (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $126,000 in 2010 and $140,100 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

        (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $6,500 in 2010 and $2,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

        (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $124,000 in 2010 and $113,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

        (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
            (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

        (f) Not applicable.

        (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

        (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

ORBIMED ADVISORS LLC AND AFFILIATES
PROXY VOTING POLICIES

Adopted: June 9, 2003
Revised: December 27, 2007
Revised: September 30, 2009

     A.   INTRODUCTION

The Advisers recognize their fiduciary responsibilities to actively monitor all aspects of the operations of the RICs and Funds managed by OrbiMed. OrbiMed has always placed paramount importance on its oversight of the implementation of the RICs and Funds' investment strategies and the overall management of the RICs and Funds' investments. A critical aspect of the investment management of the RICs and Funds continues to be the effective assessment and voting of proxies relating to the RICs and Funds' portfolio securities, as well as an analyses related to its participation in class actions.

The Advisers have each adopted and implemented policies (and the procedures into which they are incorporated) that each Adviser believes is reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act, as amended. The Advisers' authority to vote the proxies of their client is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the SEC requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

     B.   OVERVIEW

Each Adviser manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to shareholders consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval. For example, the election of directors or the approval of a company's stock option plans for directors, officers or employees. Each Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company's management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, each Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Advisers will routinely vote with management), the Advisers will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when the situation requires such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to monitor RiskMetrics, whose role is described in the next paragraph, and in certain cases vote proxies on behalf of each Adviser's clients) may seek insight from the Adviser's Analysts, Portfolio Managers ("PMs") and the CCO on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines - they are not hard and fast rules, simply because corporate governance issues are so varied.

The Advisers have retained RiskMetrics Group ("RiskMetrics"), an independent firm that analyzes proxies and provides research and objective vote recommendations, to provide detailed analysis and voting recommendations for each proxy matter requiring a vote. In providing these recommendations, RiskMetrics expects that it will utilize its own proxy voting procedures (the "RiskMetrics Proxy Guidelines"), which the Advisers have determined to be largely consistent with the views of the Advisers on common types of proxy proposals. As a matter of practice, each recommendation of RiskMetrics is distributed to the Proxy Administrator, and as necessary the Adviser's investment team, to determine whether RiskMetrics' vote recommendations should be rejected and an alternative vote should be entered. To assure the quality of RiskMetrics' engagement, the Proxy Administrator will review periodic service reports prepared by RiskMetrics. The Proxy Administrator also will review the RiskMetrics Proxy Guidelines at least annually (and upon notice from RiskMetrics of their material amendment) to ensure those Guidelines continue to be largely consistent with the Advisers' views on each subject. Finally, the Proxy Administrator will review on the same timetable RiskMetrics' conflict management procedures with respect to its voting recommendations.

In cases when RiskMetrics does not issue a recommendation on voting or when the Advisers determine to proceed with an alternative vote from that recommended, the Adviser will use its best judgment to vote on such issues on behalf of clients, in accord with the guidelines described below. The Proxy Administrator will then cast the vote, generally through an RiskMetrics system. The CCO will limit access to the RiskMetrics system to the appropriate personnel.

     C.   PROXY VOTING GUIDELINES

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these guidelines when voting proxies on behalf of its clients.

          1. ELECTION OF BOARD OF DIRECTORS. The Advisers believe that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Advisers believe that important board committees (e.g. audit, nominating and compensation committees) should be independent. In general,

                    a. The Advisers will support the election of directors that result in a Board made up of a majority of independent directors.

                    b. The Advisers will determine on a case-by-case basis whether or not it is appropriate for non-independent directors to serve on the audit, compensation, and/or nominating committees of a Board of directors.

                    c. The Advisers will hold directors accountable for the actions of Board's committees. For example, the Advisers will consider withholding votes for nominees who have recently approved compensation arrangements that the Advisers deem excessive or propose equity-based compensation plans that unduly dilute the ownership interests of stockholders.

                    d. The Advisers will generally support efforts to declassify existing Boards, and will generally classified Board structures.

                    e. The Advisers will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

          2. APPROVAL OF INDEPENDENT AUDITORS. The Advisers believe that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Advisers will also consider the reputation of the auditor and any problems that have arisen in the auditor's performance of services to the company.

          3. EXECUTIVE COMPENSATION. The Advisers believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, Employees, and directors. However, the Advisers are opposed to plans that substantially dilute shareholders ownership interests in the company, or have objectionable structural features.

                    a. The Advisers will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 25% of shares outstanding over ten years and extends longer than ten years.

                    b. The Advisers will generally vote against plans if annual option grants typically exceed 2% of shares outstanding.

                         These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan's impact on our shareholdings the Advisers consider other factors such as industry practices company and stock performance and management credibility . The Proxy Administrator may consult with the relevant analyst(s) or PM(s) or, if appropriate, the CCO, to determine when or if it may be appropriate to exceed these guidelines.

                    c. The Advisers will typically vote against plans that have any of the following structural features:

                              i.   Ability to re-price underwater options
                                   without shareholder approval.

                              ii. The unrestricted ability to issue options with an exercise price below the stock's current market price.

                              iii. Automatic share replenishment ("evergreen")
                                   feature.

                    d. The Advisers are supportive of measures intended to increase longterm stock ownership by executives. These may include:

                              i. Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).

                              ii. Using restricted stock grants instead of options.

                    e. The Advisers will support the use of employee stock purchase plans to increase company stock ownership by Employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                         In assessing a company's executive compensation plan, the Advisers will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

          4. CORPORATE STRUCTURE MATTERS/ANTI-TAKEOVER DEFENSES. As a general matter, the Advisers oppose anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general:

                    a. Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Advisers will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.

                    b. The Advisers will vote for proposals to subject shareholder rights plans ("poison pills") to a shareholder vote.

                    c. The Advisers will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).

                    d. The Advisers will vote against proposals for a separate class of stock with disparate voting rights.

                    e. The Advisers will vote on a case-by-case basis on board approved proposals regarding changes to a company's capitalization, provided that the Advisers will generally vote in favor of proposal authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis) provided that such issuance does not exceed three times the number of currently outstanding shares.

          5. STATE OF INCORPORATION/OFFSHORE PRESENCE. Under ordinary circumstances, the Advisers will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management's decision has been approved by a board of Directors. The Advisers recognize that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in another jurisdiction will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including the Advisers' clients.

          6. ENVIRONMENTAL/SOCIAL POLICY ISSUES. The Advisers believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the company's board of directors. The Advisers recognize that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Advisers generally support management on these types of proposals, though they may make exceptions in certain instances where they believe a proposal has substantial economic implications. The Advisers expect that the companies in which they invest their clients' assets will act as responsible corporate citizens.

          7. CIRCUMSTANCES UNDER WHICH THE ADVISERS WILL ABSTAIN FROM VOTING. The Advisers will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Advisers. Under certain circumstances, the costs to their clients associated with voting such proxies would outweigh the benefit derived from exercise the right to vote. In those circumstances, the Advisers will make a case-by-case determination on whether or not to vote such proxies. In the cases of countries which require so-called "share-blocking," the Advisers may also abstain from voting. The Advisers will not seek to vote proxies on behalf of their clients unless they have agreed to take on that responsibility on behalf of a client. Finally, the Advisers may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client and the Adviser. The policy for resolution of such conflicts is described below in Section F.

     D.   CLASS ACTIONS

The Advisers recognize that as fiduciaries they have a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, Funds who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a proof of claim form which is submitted to RiskMetrics, who also acts as the Claims Administrator. After the Claims Administrator receives all proof of claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

As Claims Administrator, the Advisers have retained RiskMetrics to opine on, and ultimately determine whether or not the Advisers participate in class actions on behalf of the Funds. The Advisers believe that delegating this decision-making authority to RiskMetrics will ultimately serve in the best interests of the Funds, as well as enable the Advisers to maintain continued strong relations with portfolio companies. The Advisers will provide disclosure to the Funds regarding its Proxy Voting policy and procedures in Part II of Form ADV.

     E.   RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Advisers Act, as amended. Those records will include:

          1.   A copy of the Advisers' proxy voting policies and procedures;

          2. Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Advisers, the Advisers do not need to retain a separate copy of the proxy statement);

          3. A record of each vote cast, which will include a brief statement as to the rationale for any vote's deviation from the corresponding RiskMetrics recommendation;

          4. A copy of any document created by the Advisers that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and

          5. Each written client request for proxy voting records and the Advisers' written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers (or by delegation to RiskMetrics, on the RiskMetrics user's web site or at RiskMetrics's offices as necessary) for two years after they are created.

     F.   IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

In effecting our policy of voting proxies in the best interest of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between the Adviser(s), as the investment manager, and clients.

Some of these potential conflicts of interest situations include, but are not limited to: (1) where Adviser (or an affiliate) manages assets or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such company may harm our (or an affiliate's) relationship with the company; (2) where an Employee of the Adviser (or an affiliate) has another coexisting fiduciary responsibility as in the case where an Employee is a Director of a public company that solicits the Adviser to vote a proxy; (3) where Adviser (or an affiliate) may have a business relationship, not with the company but with a proponent of a proxy proposal and where Adviser (or an affiliate) may manage assets for the proponent; or (4) where Adviser (or an affiliate) or any member of the Adviser involved in casting proxy ballots may have a personal interest in the outcome of a particular matter before shareholders.

Companies with which each Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which Adviser or its affiliates votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for Adviser's clients, our CCO shall regularly catalog companies with whom Adviser has significant business relationships.

If after reasonable consideration by the CCO it has been determined that a potential conflict of interest exists, the Managing Member and CCO will then consult with outside counsel in order to determine first if a conflict of interest in fact exists between the relevant Adviser and its client, and if they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

          1. If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the "Policies"), she will (i) inform the Managing Member and the CCO (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

          2. If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:

                    a.   The client;

                    b.   Legal counsel to the client; or

                    c. Legal counsel to the adviser (in situations where the Adviser acts as a sub-adviser to such adviser).

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision. If the client, legal counsel to the client or legal counsel to the Adviser as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its client's proxies would have a material adverse economic impact on the Advisers' clients' securities holdings in the Conflict Company, the Adviser may vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

     G.   REPORTING OF UNDUE INFLUENCE

Each member of the Adviser who casts proxy votes on behalf of the Adviser must notify the CCO or Proxy Administrator, of any direct, indirect or perceived improper influence made by anyone within Adviser or its affiliated entities with regard to how Adviser should vote proxies. The CCO will investigate the allegations and, after consultation with outside counsel, will take such actions to mitigate the issue and prevent occurrences as deemed necessary or appropriate, which may include notifying the CCO or Chief Executive Officer of the client.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                         PORTFOLIO MANAGEMENT DISCLOSURE

Samuel D. Isaly and Sven Borho have served as the Fund's portfolio managers (the "Portfolio Managers") since the Fund commenced operations on November 21, 2000. As Portfolio Managers, Mr. Isaly and Mr. Borho are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Isaly, who is considered to be the Fund's portfolio management team leader, and Mr. Borho share responsibility and authority for managing the Fund's portfolio including the selection of the Fund's investments. While investment decisions for the Fund generally receive the prior approval of both Portfolio Managers, each is authorized to act independently of the other in making portfolio changes.

Mr. Isaly is the Managing Member of OrbiMed Advisors LLC ("OrbiMed"). He has been active in portfolio management since 1989 and has served as a portfolio manager at OrbiMed since 1998. Mr. Isaly has also served as President of the Eaton Vance Worldwide Health Sciences Portfolio since 2002, and as Director of Worldwide Healthcare Trust since 1995. Mr. Isaly received a Bachelor of Arts degree from Princeton University and a Masters of Science in Economics from the London School of Economics.

Mr. Borho is an equity owner of OrbiMed and has served as a portfolio manager at OrbiMed since 1998. He has previously served as a portfolio manager at other institutions since 1993. Mr. Borho studied business administration at Bayreuth University in Bayreuth, Germany and received a Masters of Science in Economics from the London School of Economics.

The Fund's Portfolio Managers manage multiple accounts in addition to the Fund, including other registered investment companies and other pooled investment vehicles (hedge funds).

The Portfolio Managers' goal is to provide high quality investment services to all of their clients, including the Fund. OrbiMed has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with respect to the allocation of investment transactions and the allocation of limited investment opportunities among accounts that the Portfolio Managers advise. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers could have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Managers could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, OrbiMed could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. Although the Portfolio Managers seek to allocate investment opportunities they believe to be appropriate for one or more of their accounts equitably and consistent with the best interests of all accounts involved, there can be no assurance that a particular investment opportunity will be allocated in any particular manner. UBS Eucalyptus Management, L.L.C., the Fund's investment adviser (the "Adviser"), periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts managed by the Portfolio Managers may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

Most accounts managed by OrbiMed are charged performance fees. However, potential conflicts of interest exist to the extent that OrbiMed receives a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Managers could favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Managers' compensation.

The Portfolio Managers, who are each equity owners of OrbiMed, receive compensation comprised of a base partner draw, a partner's profit participation and certain retirement, insurance and other benefits. The base partner draw is fixed semi-annually and is paid throughout the year. The partner profit participation is a discretionary award determined annually by OrbiMed management, including each of the Fund's Portfolio Managers, based principally on a Portfolio Manager's overall responsibilities and performance. OrbiMed evaluates performance according to a Portfolio Manager's success in achieving portfolio objectives for all client accounts they oversee, including the Fund, and takes into account both current year and longer-term performance objectives. A Portfolio Manager's partner profit participation is also influenced by OrbiMed's overall operating performance and, therefore, may fluctuate from year to year depending on, among other factors, changes in OrbiMed's financial performance. The partner profit participation is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

SAMUEL D. ISALY

REGISTERED INVESTMENT COMPANIES (1)          POOLED ACCOUNTS             OTHER ACCOUNTS

     NUMBER OF        ASSETS            NUMBER OF        ASSETS       NUMBER OF    ASSETS
   ACCOUNTS (2)       MANAGED         ACCOUNTS (3)       MANAGED       ACCOUNTS   MANAGED

         3        $1,222 million           24        $2,660 million       0         N/A

SVEN BORHO

REGISTERED INVESTMENT COMPANIES (1)          POOLED ACCOUNTS             OTHER ACCOUNTS

     NUMBER OF        ASSETS            NUMBER OF        ASSETS       NUMBER OF    ASSETS
   ACCOUNTS (2)       MANAGED         ACCOUNTS (3)       MANAGED       ACCOUNTS   MANAGED

         3        $1,222 million           24        $2,660 million       0         N/A

(1) Among the other registered investment companies managed by the Portfolio Managers is UBS Eucalyptus Fund, L.L.C., for which UBS Alternative and Quantitative Investments LLC serves as managing member of the Adviser.

(2) All of these accounts charge performance-based advisory fees.

(3) Of these accounts, 17 accounts with total assets of approximately $2,535 million charge performance-based advisory fees.

As equity owners of OrbiMed, which in turn is a member of the Adviser, the Portfolio Managers may be considered to have indirect ownership interests in the Adviser's Special Advisory Member Interest in the Fund. However, neither of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Juniper Crossover Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011

* Print the name and title of each signing officer under his or her signature.